Segment Information and Revenue Analysis- Schedule of Segment Information and Revenue Analysis (Details)	6 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Mar. 31, 2025 CNY (¥)
Segment Reporting Information [Line Items]
Sales revenues	$ 1,390,874	¥ 9,594,250	¥ 18,230,963
Direct costs	1,286,009	8,870,893	18,923,281
Gross profit	$ 104,865	¥ 723,357	¥ (692,318)
Percentage of sales revenue	100.00%	100.00%	100.00%
Percentage of direct costs	100.00%	100.00%	100.00%
Percentage of gross profit	100.00%	100.00%	100.00%
Sales of yarns [Member]
Segment Reporting Information [Line Items]
Sales revenues	$ 1,281,098	¥ 8,837,016	¥ 16,766,803
Direct costs	1,196,374	8,252,590	17,735,008
Gross profit	$ 84,724	¥ 584,426	¥ (968,205)
Percentage of sales revenue	92.00%	92.00%	92.00%
Percentage of direct costs	93.00%	93.00%	94.00%
Percentage of gross profit	81.00%	81.00%	140.00%
Sales of finished garments [Member]
Segment Reporting Information [Line Items]
Sales revenues	$ 109,776	¥ 757,234	¥ 1,464,160
Direct costs	89,635	618,303	1,188,273
Gross profit	$ 20,141	¥ 138,931	¥ 275,887
Percentage of sales revenue	8.00%	8.00%	8.00%
Percentage of direct costs	7.00%	7.00%	6.00%
Percentage of gross profit	19.00%	19.00%	(40.00%)